Financial assets (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Statements [Line Items]
Amortized cost of redeemable preference shares		$ 19,500
Accretion income		300
Redeemable Preference Share With Determinable Redemption Date [Member]
Statements [Line Items]
Accretion income		253
JV Finco [Member]
Statements [Line Items]
Preference shares redeemable share subscribed	204.9
Preference shares redeemable share price per share	$ 1
Face value of preference shares subscribed	$ 204,900
JV Finco [Member] | Redeemable Preference Shares With No Fixed Redemption Date [Member]
Statements [Line Items]
Face value of preference shares subscribed	184,900
Fair value of preference shares subscribed	$ 148,900	153,700
Forecasted future cash flows at discount rate	6.50%
Positive fair value adjustment of redeemable preference shares		4,800
JV Finco [Member] | Redeemable Preference Share With Determinable Redemption Date [Member]
Statements [Line Items]
Face value of preference shares subscribed	$ 20,000
Fair value of preference shares subscribed	$ 19,200
Discount rate used in current estimate of value in use	2.70%
JV Finco [Member] | Level 3 | Redeemable Preference Shares With No Fixed Redemption Date [Member]
Statements [Line Items]
Face value of preference shares subscribed		$ 184,900